RELATED PARTY TRANSACTIONS (Schedule of Group Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beijing Eastern Airlines Media Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 157	$ 0
Unicom Air Net Beijing Network Co Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 78	$ 0